Note 16 - Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of detailed information about financial instruments [text block]
[US$ thousands]	As of December 31,
Financial assets	2019	2020
Financial assets at amortized cost
Non-current financial assets (1)	1,351	1,490
Trade receivables	49,371	28,809
Other short-term receivables (2)	59,112	10,750
Loans to customers	-	68
Other current financial assets	1,535	856
Total financial assets at amortized cost	111,369	41,973

Financial assets at fair value through profit or loss
Preferred shares in associates (3)	80,000	104,000
Loans to customers (2)	93,115	-
Listed equity instruments	42,146	-
Total financial assets at fair value through profit or loss	215,261	104,000

Total financial assets	326,630	145,973
[US$ thousands]	As of December 31,
Financial liabilities	2019	2020
Financial liabilities at amortized cost
Lease liabilities and other loans (1)	56,974	8,972
Trade and other payables	57,125	25,454
Other financial liabilities	15,279	13,107
Total financial liabilities at amortized cost	129,378	47,533

Financial liabilities at fair value through profit or loss
Short position in listed equity instruments	-	744
Total financial liabilities at fair value through profit or loss	-	744

Total financial liabilities	129,378	48,277

Disclosure of gain (loss) on trading securities [text block]
[US$ thousands]
Gain (loss) on listed equity instruments in 2019	Realized gain (loss)	Unrealized gain (loss)	Total
Long positions	6,278	2,564	8,842
Short positions	(365)	-	(365)
Total	5,913	2,564	8,477
[US$ thousands]
Gain (loss) on listed equity instruments in 2020	Realized gain (loss)	Unrealized gain (loss)	Total
Long positions	12,910	-	12,910
Short positions	10	113	123
Total	12,920	113	13,033

Disclosure of sensitivity analysis for equity [text block]
[US$ thousands]		As of December 31, 2019		As of December 31, 2020
Effect on fair value measurement of preferred shares in OPay	Key unobservable input	Decrease	Increase	Decrease	Increase
Discount for lack of marketability (5 percentage points movement)	PWERM, OPM and CVM	2,720	(2,409)	2,811	(2,811)
Weighted average cost of capital (2 percentage points movement)	PWERM	1,408	(608)	1,087	(1,009)
Equity value of the company (10% movement)	OPM and CVM	(3,597)	2,406	(3,093)	3,092
[US$ thousands]		As of December 31, 2019		As of December 31, 2020
Effect on fair value measurement of preferred shares in StarMaker	Key unobservable input	Decrease	Increase	Decrease	Increase
Discount for lack of marketability (5 percentage points movement)	PWERM, OPM and CVM	2,585	(2,293)	4,221	(4,221)
Weighted average cost of capital (2 percentage points movement)	PWERM	389	(85)	367	(351)
Equity value of the company (10% movement)	OPM and CVM	(1,449)	1,438	(2,947)	2,944

Disclosure of financial instruments fair value hierarchy [text block]
		Fair value measurement using
[US$ thousands]	Date of valuation	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets measured at fair value
Preferred shares in associates	December 31, 2019	-	-	80,000
Loans to customers	December 31, 2019	-	-	93,115
Listed equity instruments	December 31, 2019	42,146	-	-
		Fair value measurement using
[US$ thousands]	Date of valuation	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets measured at fair value
Preferred shares in associates	December 31, 2020	-	-	104,000
		Fair value measurement using
[US$ thousands]	Date of valuation	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Liabilities measured at fair value
Short position in listed equity instruments	December 31, 2020	744	-	-